Note 37 Income and expense from insurance and reinsurance contracts (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income and expense from insurance and reinsurance contracts [Line Items]
Income arising from insurance contracts	€ 1,537	€ 1,350
Expense arising from insurance contracts	908	909
Net income arising from insurance contracts	€ 629	€ 441